Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Subscription and services	$ 42,330	$ 43,108	$ 38,785
Interest revenue	26,287	28,098	26,436
Total revenue	68,617	71,206	65,221
Cost of revenue
Provision for loan losses, net of recoveries	18,499	18,415	13,208
Transaction costs	2,370	6,111	5,354
Cost of revenue	20,869	24,526	18,562
Gross profit	47,748	46,680	46,659
Operating expenses
Technology and development	11,220	10,635	10,591
Marketing	4,110	4,061	3,340
Customer service and operations	11,164	10,878	10,602
General and administration	14,127	14,457	14,457
Stock-based compensation expense	1,778	1,938	2,478
Depreciation and amortization	7,998	8,419	9,067
Total operating expenses	50,397	50,388	50,535
Loss from operations	(2,649)	(3,708)	(3,876)
Other expenses (income)
Credit facility interest expense	5,721	6,702	6,064
Debenture and other financing expense	3,184	3,324	3,519
Accretion related to debentures	553	687	958
Revaluation (gain) loss	(5)	(1,322)	(9,628)
Share of loss in investment accounted for using the equity method	0	0	8,267
Other non-operating (income) expense	(3,231)	922	5,231
Other expenses (income)	6,222	10,313	14,411
Net loss before tax	(8,871)	(14,021)	(18,287)
Income tax recovery	(336)	(341)	(400)
Net loss	(8,535)	(13,680)	(17,887)
Other comprehensive loss:
Foreign currency translation reserve loss	(1,067)	(659)	(316)
Other comprehensive loss	(1,067)	(659)	(316)
Total comprehensive loss	$ (9,602)	$ (14,339)	$ (18,203)
Net loss per share
Basic loss per share	$ (0.35)	$ (0.56)	$ (0.72)
Diluted loss per share	$ (0.35)	$ (0.56)	$ (0.72)
Weighted average number of basic fully common shares (in 000s)	24,094	24,400	24,853
Weighted average number of fully diluted common shares (in 000s)	24,094	24,400	24,853